Acquisitions - Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Book value [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 0.8	£ 10.5	£ 2.4
Property, plant and equipment	5.5	20.6	21.1
Cash	28.9	57.1	57.7
Trade receivables due within one year	74.4	249.5	115.4
Other current assets	20.1	78.0	75.1
Total assets	129.7	415.7	271.7
Current liabilities	(76.0)	(299.4)	(207.9)
Trade and other payables due after one year	(10.2)	(40.4)	(16.8)
Provisions	(0.1)	(0.1)	(3.3)
Bank loans		(144.4)
Total liabilities	(86.3)	(484.3)	(228.0)
Net assets	43.4	(68.6)	43.7
Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	79.0	319.1	230.7
Total assets	79.0	319.1	230.7
Current liabilities		(2.8)
Trade and other payables due after one year	(20.5)	(59.5)	(49.5)
Deferred tax liabilities	(16.8)	(96.1)	(70.3)
Provisions	(4.8)	(11.5)	(7.7)
Total liabilities	(42.1)	(169.9)	(127.5)
Net assets	36.9	149.2	103.2
At Fair Value [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	79.8	329.6	233.1
Property, plant and equipment	5.5	20.6	21.1
Cash	28.9	57.1	57.7
Trade receivables due within one year	74.4	249.5	115.4
Other current assets	20.1	78.0	75.1
Total assets	208.7	734.8	502.4
Current liabilities	(76.0)	(302.2)	(207.9)
Trade and other payables due after one year	(30.7)	(99.9)	(66.3)
Deferred tax liabilities	(16.8)	(96.1)	(70.3)
Provisions	(4.9)	(11.6)	(11.0)
Bank loans		(144.4)
Total liabilities	(128.4)	(654.2)	(355.5)
Net assets	80.3	80.6	146.9
Non-controlling interests	(13.9)	(15.0)	(47.2)
Fair value of equity stake in associate undertakings before acquisition of controlling interest	(5.7)	(98.5)	(208.6)
Goodwill	314.3	799.3	778.9
Consideration	375.0	766.4	670.0
Consideration satisfied by:
Cash	213.7	423.3	411.6
Payments due to vendors	£ 161.3	£ 343.1	£ 258.4